Unconsolidated Structured Entity_The Size of the Unconsolidated Structured Entities and the Risks Associated With Its Interests in Unconsolidated Structured Entities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Nature
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		₩ 459,827,800	₩ 335,743,075
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		28,366,642	24,337,020
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,006,646	1,040,300
Maximum exposure	[1]	40,723,723	34,339,319
Assets held	[1]	28,366,642	24,337,020
Purchase and investment commitments	[1]	6,412,047	4,964,604
Unused credit	[1]	4,360,785	2,613,432
Acceptances and guarantees and loan commitments	[1]	₩ 1,584,249	₩ 2,424,263
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.
Nature | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 13,625,871	₩ 12,384,191
Nature | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		3,005	2,959
Nature | Loans measured at amortized cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		6,378,270	6,256,781
Nature | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		7,849,054	5,166,578
Nature | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		396,953	352,488
Nature | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		113,489	174,023
Nature | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		983,083	1,022,463
Nature | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,307	228
Nature | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		22,256	17,609
Structured financing
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		56,200,300	54,206,404
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		4,822,905	4,910,284
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		620,445	524,448
Maximum exposure	[1]	7,028,661	7,419,548
Assets held	[1]	4,822,905	4,910,284
Purchase and investment commitments	[1]	0	38,650
Unused credit	[1]	1,322,414	654,203
Acceptances and guarantees and loan commitments	[1]	₩ 883,342	₩ 1,816,411
Methods of determining the maximum exposure		Loan commitments /investment agreements / purchase commitments and acceptances and guarantees	Loan commitments /investment agreements / purchase commitments and acceptances and guarantees
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.
Structured financing | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 164,996	₩ 132,685
Structured financing | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Loans measured at amortized cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		4,655,337	4,775,723
Structured financing | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		2,572	1,876
Structured financing | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		612,023	523,086
Structured financing | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Structured financing | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		8,422	1,362
Investment funds
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		285,528,467	180,236,568
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		11,931,895	10,561,340
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		26,936	90,209
Maximum exposure	[1]	17,599,392	14,551,784
Assets held	[1]	11,931,895	10,561,340
Purchase and investment commitments	[1]	5,650,847	3,980,356
Unused credit	[1]	0	2,900
Acceptances and guarantees and loan commitments	[1]	₩ 16,650	₩ 7,188
Methods of determining the maximum exposure		Investments /loans and Investment agreements	Investments /loans and Investment agreements
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.
Investment funds | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 11,151,958	₩ 9,846,278
Investment funds | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Investment funds | Loans measured at amortized cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		379,727	293,221
Investment funds | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Investment funds | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		396,953	352,488
Investment funds | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		3,257	69,353
Investment funds | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		26,839	90,131
Investment funds | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Investment funds | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		97	78
Trusts
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		1,984,006	2,287,172
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		353,679	360,587
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1	0
Maximum exposure	[1]	371,966	389,014
Assets held	[1]	353,679	360,587
Purchase and investment commitments	[1]	0	0
Unused credit	[1]	18,287	28,427
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 0
Methods of determining the maximum exposure		Trust paying dividends by results: Total amount of trust exposure	Trust paying dividends by results: Total amount of trust exposure
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.
Trusts | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 0	₩ 0
Trusts | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Loans measured at amortized cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		262,382	266,974
Trusts | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		91,297	93,613
Trusts | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Trusts | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1	0
Asset-backed securitization and others
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Total assets of unconsolidated Structured Entity		116,115,027	99,012,931
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		11,258,163	8,504,809
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		359,264	425,643
Maximum exposure	[1]	15,723,704	11,978,973
Assets held	[1]	11,258,163	8,504,809
Purchase and investment commitments	[1]	761,200	945,598
Unused credit	[1]	3,020,084	1,927,902
Acceptances and guarantees and loan commitments	[1]	₩ 684,257	₩ 600,664
Methods of determining the maximum exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees	Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees
Description Of Comparison Between Assets And Liabilities Recognised In Relation To Structured Entities And Maximum Exposure To Loss From Interests In Structured Entities		Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.
Asset-backed securitization and others | Financial assets at fair value through profit or loss
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 2,308,917	₩ 2,405,228
Asset-backed securitization and others | Derivative financial assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		3,005	2,959
Asset-backed securitization and others | Loans measured at amortized cost
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		1,080,824	920,863
Asset-backed securitization and others | Financial investments
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		7,849,054	5,166,578
Asset-backed securitization and others | Investment In Aassociates
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		0	0
Asset-backed securitization and others | Other assets
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Assets Recognised In Entitys Financial Statements In Relation To Structured Entities		16,363	9,181
Asset-backed securitization and others | Deposits
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		344,221	409,246
Asset-backed securitization and others | Derivative financial liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		1,307	228
Asset-backed securitization and others | Other liabilities
Disclosure Of Unconsolidated Structured Entities Line Items [Line Items]
Liabilities Recognised In Entitys Financial Statements In Relation To Structured Entities		₩ 13,736	₩ 16,169

[1]	Maximum exposure includes the asset amounts, after deducting loss (provision for credit losses, impairment losses and others), recognized in the consolidated financial statements of the Group.